Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the statement of income	₨ 36,089	$ 433	₨ 33,992	₨ 28,946
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities	259		(275)	242
Gains/(losses) on cash flow hedging derivatives	554		(825)	14
Remeasurements of the defined benefit plans	111		(16)	3
Total income taxes	₨ 37,013		₨ 32,876	₨ 29,205